Quarterly Holdings Report
for

Fidelity® Capital & Income Fund

January 31, 2021

CAI-QTLY-0321
1.813054.116

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 59.7%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.1%
Energy - 0.1%
Forum Energy Technologies, Inc. 9% 8/4/25	$13,930	$10,728
Mesquite Energy, Inc.:
15% 7/15/23 (a)(b)	3,710	3,710
15% 7/15/23 (a)(b)	2,149	2,149
		16,587
Nonconvertible Bonds - 59.6%
Aerospace - 3.5%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (c)	4,405	4,514
Bombardier, Inc.:
6.125% 1/15/23 (c)	10,610	10,655
7.5% 12/1/24 (c)	8,870	8,537
7.5% 3/15/25 (c)	14,145	13,243
7.875% 4/15/27 (c)	45,265	42,323
BWX Technologies, Inc. 5.375% 7/15/26 (c)	8,510	8,800
Kaiser Aluminum Corp. 4.625% 3/1/28 (c)	11,215	11,568
Moog, Inc. 4.25% 12/15/27 (c)	3,455	3,585
Rolls-Royce PLC 5.75% 10/15/27 (c)	10,870	11,631
Spirit Aerosystems, Inc. 7.5% 4/15/25 (c)	15,000	16,091
TransDigm UK Holdings PLC 6.875% 5/15/26	35,725	37,635
TransDigm, Inc.:
4.625% 1/15/29 (c)	19,485	19,351
5.5% 11/15/27	96,325	99,335
6.25% 3/15/26 (c)	17,925	18,959
6.375% 6/15/26	61,985	64,000
6.5% 5/15/25	16,505	16,918
7.5% 3/15/27	18,012	19,273
Wolverine Escrow LLC:
8.5% 11/15/24 (c)	21,458	20,519
9% 11/15/26 (c)	22,681	21,604
		448,541
Air Transportation - 1.4%
Air Canada 2013-1 Pass Through Trust 5.375% 11/15/22 (c)	1,592	1,596
Delta Air Lines, Inc. 7% 5/1/25 (c)	4,635	5,375
Delta Air Lines, Inc. / SkyMiles IP Ltd.:
4.5% 10/20/25 (c)	48,285	51,599
4.75% 10/20/28 (c)	39,880	44,167
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24	3,849	3,854
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23	2,783	2,687
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (c)	22,205	23,093
Mileage Plus Holdings LLC 6.5% 6/20/27 (c)	34,530	37,767
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (c)	13,000	14,749
		184,887
Automotive & Auto Parts - 0.7%
Allison Transmission, Inc. 5.875% 6/1/29 (c)	7,960	8,774
Exide Technologies:
11% 10/31/24 pay-in-kind (b)(c)(d)(e)	1,760	0
11% 10/31/24 pay-in-kind (b)(c)(d)(e)	891	401
Ford Motor Credit Co. LLC:
3.375% 11/13/25	26,505	26,941
4% 11/13/30	42,253	43,309
5.113% 5/3/29	10,330	11,370
Real Hero Merger Sub 2 6.25% 2/1/29 (c)	3,755	3,852
		94,647
Banks & Thrifts - 2.5%
Ally Financial, Inc.:
8% 11/1/31	20,638	29,648
8% 11/1/31	206,609	299,972
		329,620
Broadcasting - 1.7%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (c)	22,415	18,100
Netflix, Inc.:
4.875% 4/15/28	23,755	27,921
5.375% 11/15/29 (c)	11,075	13,844
5.875% 11/15/28	64,825	81,355
Nexstar Broadcasting, Inc.:
4.75% 11/1/28 (c)	22,300	22,969
5.625% 7/15/27 (c)	23,735	25,194
Scripps Escrow II, Inc. 3.875% 1/15/29 (c)	2,820	2,820
Sirius XM Radio, Inc.:
5% 8/1/27 (c)	14,525	15,266
5.375% 7/15/26 (c)	11,315	11,751
Townsquare Media, Inc. 6.875% 2/1/26 (c)	5,645	5,828
		225,048
Building Materials - 0.4%
Advanced Drain Systems, Inc. 5% 9/30/27 (c)	2,325	2,447
Brundage-Bone Concrete Pumping Holdings, Inc. 6% 2/1/26 (c)	6,555	6,670
CP Atlas Buyer, Inc. 7% 12/1/28 (c)	5,480	5,692
James Hardie International Finance Ltd. 5% 1/15/28 (c)	4,136	4,395
Summit Materials LLC/Summit Materials Finance Corp.:
5.125% 6/1/25 (c)	5,095	5,191
5.25% 1/15/29 (c)	10,525	11,078
U.S. Concrete, Inc.:
5.125% 3/1/29 (c)	8,350	8,527
6.375% 6/1/24	1,842	1,890
		45,890
Cable/Satellite TV - 5.3%
Block Communications, Inc. 4.875% 3/1/28 (c)	7,830	8,094
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (c)	16,515	16,923
4.5% 8/15/30 (c)	21,660	22,811
4.5% 5/1/32 (c)	11,120	11,567
4.75% 3/1/30 (c)	63,365	67,403
5% 2/1/28 (c)	91,490	96,110
5.125% 5/1/27 (c)	69,885	73,481
5.375% 6/1/29 (c)	18,080	19,613
5.5% 5/1/26 (c)	17,605	18,234
5.75% 2/15/26 (c)	20,340	20,987
5.875% 5/1/27 (c)	17,965	18,670
CSC Holdings LLC:
3.375% 2/15/31 (c)	14,140	13,799
4.625% 12/1/30 (c)	23,570	24,041
5.375% 2/1/28 (c)	23,655	25,091
5.5% 5/15/26 (c)	15,968	16,562
5.75% 1/15/30 (c)	102,845	110,398
6.5% 2/1/29 (c)	24,795	27,584
7.5% 4/1/28 (c)	14,375	15,938
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (c)	8,350	8,499
6.5% 9/15/28 (c)	22,260	23,429
Virgin Media Finance PLC 5% 7/15/30 (c)	5,510	5,668
Ziggo Bond Co. BV:
5.125% 2/28/30 (c)	6,000	6,257
6% 1/15/27 (c)	11,435	11,978
Ziggo BV:
4.875% 1/15/30 (c)	7,990	8,374
5.5% 1/15/27 (c)	20,588	21,593
		693,104
Capital Goods - 0.1%
ATS Automation Tooling System, Inc. 4.125% 12/15/28 (c)	7,895	7,994
Stevens Holding Co., Inc. 6.125% 10/1/26 (c)	3,245	3,536
		11,530
Chemicals - 3.1%
CF Industries Holdings, Inc.:
4.95% 6/1/43	59,882	71,409
5.15% 3/15/34	26,868	33,048
5.375% 3/15/44	53,336	67,470
Compass Minerals International, Inc. 6.75% 12/1/27 (c)	24,600	26,384
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 3.9665% 6/15/22 (c)(e)(f)	3,025	2,973
6.5% 5/15/26 (c)	53,531	53,799
6.875% 6/15/25 (c)	10,765	10,953
Ingevity Corp. 3.875% 11/1/28 (c)	11,105	11,134
Kraton Polymers LLC/Kraton Polymers Capital Corp. 4.25% 12/15/25 (c)	7,330	7,367
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (c)	2,620	2,672
7% 12/31/27 (c)	3,325	3,400
LSB Industries, Inc. 9.625% 5/1/23 (c)	6,090	6,257
Neon Holdings, Inc. 10.125% 4/1/26 (c)	12,060	13,176
Nouryon Holding BV 8% 10/1/26 (c)	8,580	9,109
OCI NV 5.25% 11/1/24(c)	16,670	17,295
The Chemours Co. LLC:
5.375% 5/15/27	32,330	34,795
5.75% 11/15/28 (c)	16,765	17,354
Tronox, Inc. 6.5% 5/1/25 (c)	8,760	9,395
Valvoline, Inc. 4.25% 2/15/30 (c)	8,315	8,689
		406,679
Consumer Products - 0.2%
ANGI Homeservices, Inc. 3.875% 8/15/28 (c)	5,530	5,509
PetSmart, Inc. / PetSmart Finance Corp.:
4.75% 2/15/28 (c)(g)	10,160	10,160
7.75% 2/15/29 (c)(g)	8,880	8,880
		24,549
Containers - 0.4%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (c)(e)	11,200	11,704
Crown Cork & Seal, Inc.:
7.375% 12/15/26	4,845	5,887
7.5% 12/15/96	12,871	14,222
Graham Packaging Co., Inc. 7.125% 8/15/28 (c)	6,000	6,488
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (c)	4,230	4,367
Trivium Packaging Finance BV 5.5% 8/15/26 (c)	6,930	7,306
		49,974
Diversified Financial Services - 1.7%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (c)	6,915	7,192
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29 (c)	11,165	11,086
5.25% 5/15/27	29,665	31,149
6.25% 5/15/26	24,085	25,448
6.375% 12/15/25	28,275	29,159
6.75% 2/1/24	10,075	10,285
MSCI, Inc. 4% 11/15/29 (c)	6,385	6,790
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (c)	3,750	3,909
Springleaf Finance Corp.:
4% 9/15/30	5,610	5,650
5.375% 11/15/29	9,400	10,340
6.625% 1/15/28	7,305	8,529
6.875% 3/15/25	19,480	22,292
7.125% 3/15/26	38,380	44,905
		216,734
Diversified Media - 0.4%
Allen Media LLC 10.5% 2/15/28 (c)	11,405	11,890
Terrier Media Buyer, Inc. 8.875% 12/15/27 (c)	40,645	43,947
		55,837
Energy - 8.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 1/15/28 (c)	17,645	17,645
Antero Resources Corp. 5.625% 6/1/23 (Reg. S)	2,240	2,215
Callon Petroleum Co.:
6.125% 10/1/24	4,090	2,761
6.25% 4/15/23	7,400	5,495
Cheniere Energy, Inc. 4.625% 10/15/28 (c)	22,300	23,331
Chesapeake Energy Corp.:
7% 10/1/24 (d)	6,915	398
8% 1/15/25 (d)	3,385	186
8% 6/15/27 (d)	2,132	128
11.5% 1/1/25 (c)(d)	24,640	7,315
Citgo Holding, Inc. 9.25% 8/1/24 (c)	27,185	26,098
Citgo Petroleum Corp. 7% 6/15/25 (c)	22,045	22,344
CNX Midstream Partners LP 6.5% 3/15/26 (c)	6,675	6,842
CNX Resources Corp. 6% 1/15/29 (c)	5,345	5,524
Comstock Resources, Inc.:
7.5% 5/15/25 (c)	10,865	11,109
9.75% 8/15/26	61,450	65,367
9.75% 8/15/26	7,275	7,748
Continental Resources, Inc.:
3.8% 6/1/24	19,380	19,865
4.375% 1/15/28	4,930	5,028
4.5% 4/15/23	533	547
4.9% 6/1/44	12,240	11,827
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (c)	18,015	17,344
5.75% 4/1/25	4,790	4,742
6% 2/1/29 (c)	11,400	10,982
CVR Energy, Inc.:
5.25% 2/15/25 (c)	16,990	16,645
5.75% 2/15/28 (c)	22,655	22,237
DCP Midstream Operating LP 5.85% 5/21/43 (c)(e)	18,335	16,226
Diamond Offshore Drilling, Inc.:
4.875% 11/1/43 (d)	550	77
5.7% 10/15/39 (d)	2,813	418
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (c)	6,818	7,057
5.75% 1/30/28 (c)	21,251	22,526
6.625% 7/15/25 (c)	5,510	5,885
Energy Transfer Equity LP 5.5% 6/1/27	16,735	17,103
EQT Corp. 3.9% 10/1/27	27,454	28,518
Exterran Energy Solutions LP 8.125% 5/1/25	11,280	10,026
Hess Midstream Partners LP:
5.125% 6/15/28 (c)	11,235	11,660
5.625% 2/15/26 (c)	15,535	16,124
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29 (c)	5,710	5,806
6% 2/1/31 (c)	5,710	5,796
6.25% 11/1/28 (c)	12,280	12,955
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (c)	7,615	7,660
Indigo Natural Resources LLC 6.875% 2/15/26 (c)	22,135	22,936
MEG Energy Corp. 7.125% 2/1/27 (c)	11,335	11,703
Nabors Industries Ltd.:
7.25% 1/15/26 (c)	11,260	9,127
7.5% 1/15/28 (c)	9,715	7,578
New Fortress Energy LLC 6.75% 9/15/25 (c)	46,001	47,582
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (c)	11,090	11,242
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25	11,961	9,449
Nine Energy Service, Inc. 8.75% 11/1/23 (c)	6,245	2,592
NuStar Logistics LP 6% 6/1/26	12,025	12,777
Occidental Petroleum Corp.:
2.9% 8/15/24	13,380	12,945
3.2% 8/15/26	840	790
3.4% 4/15/26	1,085	1,048
3.5% 8/15/29	6,720	6,235
4.4% 4/15/46	9,300	8,191
4.4% 8/15/49	23,525	19,996
4.625% 6/15/45	7,660	6,679
5.875% 9/1/25	11,055	11,657
6.2% 3/15/40	5,785	6,016
6.375% 9/1/28	11,055	12,022
6.45% 9/15/36	19,110	20,971
6.6% 3/15/46	15,305	16,487
6.625% 9/1/30	22,115	24,824
7.2% 3/15/29	3,964	4,083
7.5% 5/1/31	1,100	1,268
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28	27,530	15,974
7.25% 6/15/25	22,875	15,180
9.25% 5/15/25 (c)	24,810	23,933
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	8,455	8,108
PDC Energy, Inc.:
6.125% 9/15/24	3,555	3,627
6.25% 12/1/25	7,435	7,398
Sanchez Energy Corp. 7.25% 2/15/23 (b)(c)(d)	21,977	0
SESI LLC 7.75% 9/15/24 (d)	7,245	2,826
SM Energy Co.:
5.625% 6/1/25	6,330	5,729
6.625% 1/15/27	21,320	18,975
6.75% 9/15/26	4,550	4,106
Southern Natural Gas Co. LLC:
7.35% 2/15/31	23,497	31,118
8% 3/1/32	12,475	17,474
Southwestern Energy Co.:
6.45% 1/23/25 (e)	1,805	1,892
7.5% 4/1/26	20,490	21,408
7.75% 10/1/27	12,945	13,657
Summit Midstream Holdings LLC 5.75% 4/15/25	5,390	4,218
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29 (c)	10,170	10,395
5.5% 2/15/26	11,640	11,962
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 7.5% 10/1/25 (c)	8,350	8,893
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31 (c)	10,360	10,811
Teine Energy Ltd. 6.875% 9/30/22 (c)	11,950	11,890
Tennessee Gas Pipeline Co. 7.625% 4/1/37	5,445	7,469
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind (b)(d)	10,734	537
W&T Offshore, Inc. 9.75% 11/1/23 (c)	41,795	33,049
		1,060,387
Entertainment/Film - 0.0%
Lions Gate Entertainment Corp. 5.875% 11/1/24 (c)	3,865	3,945
Environmental - 0.2%
Covanta Holding Corp.:
5% 9/1/30	11,060	11,613
5.875% 7/1/25	3,205	3,325
6% 1/1/27	12,335	12,885
		27,823
Food & Drug Retail - 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (c)	8,865	8,754
4.625% 1/15/27 (c)	16,495	17,297
4.875% 2/15/30 (c)	33,425	35,724
Murphy Oil U.S.A., Inc.:
3.75% 2/15/31 (c)	5,300	5,300
4.75% 9/15/29	6,860	7,297
5.625% 5/1/27	6,030	6,454
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (c)	11,130	11,865
		92,691
Food/Beverage/Tobacco - 1.9%
C&S Group Enterprises LLC 5% 12/15/28 (c)	8,615	8,577
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (c)	6,285	6,411
Del Monte Foods, Inc. 11.875% 5/15/25 (c)	6,310	7,130
JBS Investments II GmbH:
5.75% 1/15/28 (c)	10,705	11,348
7% 1/15/26 (c)	11,630	12,438
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (c)	24,630	25,381
6.75% 2/15/28 (c)	18,350	20,254
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (c)	20,180	22,922
6.5% 4/15/29 (c)	29,320	33,352
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (c)	8,761	9,812
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (c)	7,660	7,980
4.875% 11/1/26 (c)	7,740	8,030
Performance Food Group, Inc. 5.5% 10/15/27 (c)	8,855	9,320
Pilgrim's Pride Corp. 5.75% 3/15/25 (c)	17,930	18,335
Post Holdings, Inc.:
4.625% 4/15/30 (c)	11,405	11,821
5.5% 12/15/29 (c)	14,975	16,266
TreeHouse Foods, Inc. 4% 9/1/28	3,695	3,732
United Natural Foods, Inc. 6.75% 10/15/28 (c)	7,750	8,196
		241,305
Gaming - 2.2%
Affinity Gaming LLC 6.875% 12/15/27 (c)	4,295	4,510
Caesars Entertainment, Inc.:
6.25% 7/1/25 (c)	41,240	43,463
8.125% 7/1/27 (c)	54,990	60,352
Caesars Resort Collection LLC 5.75% 7/1/25 (c)	13,750	14,431
Golden Nugget, Inc. 6.75% 10/15/24 (c)	8,205	8,224
MCE Finance Ltd.:
4.875% 6/6/25 (c)	30,275	31,144
5.25% 4/26/26 (c)	12,015	12,477
5.375% 12/4/29 (c)	8,160	8,582
5.75% 7/21/28 (c)	5,530	5,874
MGM Growth Properties Operating Partnership LP 3.875% 2/15/29 (c)	11,195	11,384
MGM Resorts International 4.75% 10/15/28	11,125	11,590
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (c)	11,125	11,935
Studio City Finance Ltd. 5% 1/15/29 (c)	5,700	5,736
VICI Properties, Inc.:
4.25% 12/1/26 (c)	21,450	22,187
4.625% 12/1/29 (c)	12,240	13,036
Wynn Macau Ltd. 5.125% 12/15/29 (c)	16,800	16,943
		281,868
Healthcare - 3.9%
Akumin, Inc. 7% 11/1/25 (c)	5,550	5,828
AMN Healthcare 4.625% 10/1/27 (c)	2,765	2,872
Bausch Health Companies, Inc.:
5% 2/15/29 (c)	8,395	8,594
5.25% 2/15/31 (c)	8,395	8,634
Catalent Pharma Solutions:
4.875% 1/15/26 (c)	4,000	4,085
5% 7/15/27 (c)	3,765	3,967
Centene Corp.:
4.25% 12/15/27	11,560	12,229
4.75% 1/15/25	7,440	7,633
5.375% 6/1/26 (c)	30,420	31,818
5.375% 8/15/26 (c)	7,920	8,306
Charles River Laboratories International, Inc. 4.25% 5/1/28 (c)	3,400	3,579
Community Health Systems, Inc.:
4.75% 2/15/31 (c)(g)	16,055	16,055
5.625% 3/15/27 (c)	5,640	5,922
6% 1/15/29 (c)	8,490	9,021
6.625% 2/15/25 (c)	13,150	13,843
8% 3/15/26 (c)	61,410	66,016
8.125% 6/30/24 (c)	22,423	23,544
9.875% 6/30/23 (c)	17,858	19,185
Encompass Health Corp. 5.125% 3/15/23	6,440	6,456
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (c)	12,050	12,833
IMS Health, Inc. 5% 5/15/27 (c)	12,070	12,708
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 5% 6/15/28 (c)	11,590	12,288
Modivcare, Inc. 5.875% 11/15/25 (c)	8,105	8,591
Molina Healthcare, Inc.:
3.875% 11/15/30 (c)	10,465	11,184
4.375% 6/15/28 (c)	7,525	7,841
Radiology Partners, Inc. 9.25% 2/1/28 (c)	20,865	22,821
RP Escrow Issuer LLC 5.25% 12/15/25 (c)	10,405	10,795
Syneos Health, Inc. 3.625% 1/15/29 (c)	8,395	8,392
Tenet Healthcare Corp.:
4.625% 7/15/24	6,055	6,163
4.625% 9/1/24 (c)	12,045	12,361
4.875% 1/1/26 (c)	30,115	31,414
5.125% 5/1/25	6,055	6,135
5.125% 11/1/27 (c)	18,070	19,043
6.125% 10/1/28 (c)	16,635	17,375
6.25% 2/1/27 (c)	17,930	18,888
U.S. Renal Care, Inc. 10.625% 7/15/27 (c)	21,245	23,263
Vizient, Inc. 6.25% 5/15/27 (c)	2,760	2,933
		502,615
Homebuilders/Real Estate - 1.7%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (c)	7,775	7,974
DTZ U.S. Borrower LLC 6.75% 5/15/28 (c)	10,555	11,481
LGI Homes, Inc. 6.875% 7/15/26 (c)	12,190	12,876
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	11,190	11,342
4.625% 8/1/29	18,080	19,336
5% 10/15/27	25,968	27,401
Odebrecht Finance Ltd.:
4.375% 4/25/25 (c)(d)	12,020	566
5.25% 6/27/29 (c)(d)	10,987	507
7.125% 6/26/42 (c)(d)	5,370	253
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.75% 1/15/29 (c)	6,265	6,398
7.625% 6/15/25 (c)	33,090	35,944
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29 (c)	8,020	8,261
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (c)	10,725	11,760
5.625% 3/1/24 (c)	1,312	1,424
5.875% 6/15/27 (c)	9,260	10,461
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24	16,130	17,602
TRI Pointe Homes, Inc. 5.7% 6/15/28	14,380	16,142
Uniti Group LP / Uniti Group Finance, Inc. 6.5% 2/15/29 (c)(g)	13,310	13,310
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (c)	5,045	5,247
		218,285
Hotels - 0.5%
Choice Hotels International, Inc. 5.75% 7/1/22	3,035	3,216
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29 (c)	5,595	5,683
4% 5/1/31 (c)	8,395	8,625
4.875% 1/15/30	6,900	7,438
5.125% 5/1/26	18,255	18,925
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	8,435	8,821
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (c)	4,965	4,940
		57,648
Insurance - 0.9%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (c)	34,880	35,883
8.125% 2/15/24 (c)	12,845	13,418
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (c)	11,125	11,224
6.75% 10/15/27 (c)	16,680	17,639
AssuredPartners, Inc.:
5.625% 1/15/29 (c)	6,550	6,648
7% 8/15/25 (c)	4,865	5,011
HUB International Ltd. 7% 5/1/26 (c)	11,770	12,211
MGIC Investment Corp. 5.25% 8/15/28	7,710	8,250
		110,284
Leisure - 1.5%
Carnival Corp.:
7.625% 3/1/26 (c)	8,415	8,899
9.875% 8/1/27 (c)	16,600	19,049
10.5% 2/1/26 (c)	11,990	13,923
11.5% 4/1/23 (c)	32,585	36,984
Merlin Entertainments PLC 5.75% 6/15/26 (c)	7,725	8,015
NCL Corp. Ltd.:
5.875% 3/15/26 (c)	6,670	6,599
12.25% 5/15/24 (c)	14,720	17,138
Royal Caribbean Cruises Ltd.:
10.875% 6/1/23 (c)	13,720	15,469
11.5% 6/1/25 (c)	19,950	22,918
SeaWorld Parks & Entertainment, Inc. 9.5% 8/1/25 (c)	8,860	9,502
Vail Resorts, Inc. 6.25% 5/15/25 (c)	6,250	6,641
Viking Cruises Ltd.:
5.875% 9/15/27 (c)	11,595	11,102
13% 5/15/25 (c)	9,250	10,767
Voc Escrow Ltd. 5% 2/15/28 (c)	10,755	10,436
		197,442
Metals/Mining - 1.5%
Alcoa Nederland Holding BV:
6.125% 5/15/28 (c)	3,565	3,893
6.75% 9/30/24 (c)	7,705	7,994
7% 9/30/26 (c)	6,385	6,739
Arconic Rolled Products Corp.:
6% 5/15/25 (c)	6,630	7,130
6.125% 2/15/28 (c)	7,830	8,397
Cleveland-Cliffs, Inc.:
4.875% 1/15/24 (c)	12,165	12,406
5.75% 3/1/25	3,141	3,212
5.875% 6/1/27	18,030	18,706
First Quantum Minerals Ltd.:
6.5% 3/1/24 (c)	10,955	11,185
6.875% 3/1/26 (c)	23,905	24,921
7.25% 4/1/23 (c)	3,465	3,534
7.5% 4/1/25 (c)	20,585	21,319
FMG Resources (August 2006) Pty Ltd.:
4.5% 9/15/27 (c)	9,015	9,903
4.75% 5/15/22 (c)	7,950	8,179
5.125% 3/15/23 (c)	12,860	13,495
5.125% 5/15/24 (c)	9,780	10,627
Mineral Resources Ltd. 8.125% 5/1/27 (c)	18,015	19,974
Murray Energy Corp.:
11.25% 4/15/21 (b)(c)(d)	8,915	0
12% 4/15/24 pay-in-kind (b)(c)(d)(e)	10,343	0
		191,614
Paper - 0.3%
Cascades, Inc.:
5.125% 1/15/26 (c)	5,600	5,936
5.375% 1/15/28 (c)	5,600	5,915
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (c)	11,230	11,831
Mercer International, Inc. 5.125% 2/1/29 (c)	15,060	15,324
		39,006
Publishing/Printing - 0.1%
Clear Channel International BV 6.625% 8/1/25 (c)	15,860	16,693
Restaurants - 0.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4% 10/15/30 (c)	39,005	38,810
4.375% 1/15/28 (c)	10,600	10,812
		49,622
Services - 1.8%
AECOM 5.125% 3/15/27	11,885	13,296
Ascend Learning LLC:
6.875% 8/1/25 (c)	11,865	12,162
6.875% 8/1/25 (c)	4,115	4,218
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (c)	10,240	10,545
Double Eagle III Midco 1 LLC 7.75% 12/15/25 (c)	11,415	11,815
Fair Isaac Corp. 4% 6/15/28 (c)	2,910	3,001
Gartner, Inc. 3.75% 10/1/30 (c)	11,495	11,818
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (c)	8,765	9,154
H&E Equipment Services, Inc. 3.875% 12/15/28 (c)	16,800	16,719
Hertz Corp.:
5.5% 10/15/24 (c)(d)	9,695	6,011
6% 1/15/28 (c)(d)	5,540	3,490
6.25% 10/15/22 (d)	7,535	4,691
7.125% 8/1/26 (c)(d)	10,285	6,377
IAA Spinco, Inc. 5.5% 6/15/27 (c)	4,680	4,914
Iron Mountain, Inc.:
4.5% 2/15/31 (c)	22,025	22,522
4.875% 9/15/29 (c)	24,110	25,035
KAR Auction Services, Inc. 5.125% 6/1/25 (c)	10,355	10,627
Sotheby's 7.375% 10/15/27 (c)	4,960	5,382
Tempo Acquisition LLC 6.75% 6/1/25 (c)	8,815	9,067
The Brink's Co. 4.625% 10/15/27 (c)	12,180	12,668
The GEO Group, Inc.:
5.125% 4/1/23	9,625	8,229
5.875% 10/15/24	14,053	10,610
6% 4/15/26	9,655	6,927
Uber Technologies, Inc. 6.25% 1/15/28 (c)	9,175	9,863
		239,141
Steel - 0.3%
Algoma Steel SCA 0% 12/31/23 (b)	1,982	0
Commercial Metals Co.:
3.875% 2/15/31 (g)	6,135	6,281
5.75% 4/15/26	9,135	9,484
Infrabuild Australia Pty Ltd. 12% 10/1/24 (c)	10,560	11,200
United States Steel Corp. 6.25% 3/15/26	12,205	11,717
		38,682
Super Retail - 0.7%
Asbury Automotive Group, Inc.:
4.5% 3/1/28	3,534	3,631
4.75% 3/1/30	3,523	3,705
Burlington Coat Factory Warehouse Corp. 6.25% 4/15/25 (c)	3,270	3,499
EG Global Finance PLC 8.5% 10/30/25 (c)	16,085	17,090
L Brands, Inc.:
6.625% 10/1/30 (c)	5,555	6,235
6.75% 7/1/36	27,016	30,866
6.875% 11/1/35	7,304	8,467
7.5% 6/15/29	8,335	9,335
LBM Acquisition LLC 6.25% 1/15/29 (c)	4,610	4,666
Penske Automotive Group, Inc. 5.5% 5/15/26	8,565	8,882
		96,376
Technology - 2.4%
Banff Merger Sub, Inc. 9.75% 9/1/26 (c)	9,608	10,221
Black Knight InfoServ LLC 3.625% 9/1/28 (c)	11,390	11,526
Boxer Parent Co., Inc. 7.125% 10/2/25 (c)	5,515	5,964
Camelot Finance SA 4.5% 11/1/26 (c)	10,590	11,014
Crowdstrike Holdings, Inc. 3% 2/15/29	8,870	8,975
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (c)	9,345	9,845
MTS Systems Corp. 5.75% 8/15/27 (c)	3,140	3,411
NCR Corp.:
5% 10/1/28 (c)	5,530	5,682
5.25% 10/1/30 (c)	5,530	5,779
5.75% 9/1/27 (c)	9,035	9,472
6.125% 9/1/29 (c)	9,035	9,740
8.125% 4/15/25 (c)	4,675	5,119
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (c)	5,930	6,716
NortonLifeLock, Inc. 5% 4/15/25 (c)	10,050	10,229
ON Semiconductor Corp. 3.875% 9/1/28 (c)	11,065	11,466
Open Text Corp.:
3.875% 2/15/28 (c)	5,690	5,832
5.875% 6/1/26 (c)	8,535	8,876
Open Text Holdings, Inc. 4.125% 2/15/30 (c)	5,690	5,973
PTC, Inc.:
3.625% 2/15/25 (c)	6,650	6,816
4% 2/15/28 (c)	6,575	6,838
Rackspace Hosting, Inc. 5.375% 12/1/28 (c)	6,425	6,698
RP Crown Parent, LLC 7.375% 10/15/24 (c)	4,060	4,107
Uber Technologies, Inc.:
7.5% 9/15/27 (c)	35,255	38,649
8% 11/1/26 (c)	51,060	55,100
Unisys Corp. 6.875% 11/1/27 (c)	6,095	6,750
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (c)	16,225	16,225
7.5% 9/1/25 (c)	19,400	19,934
		306,957
Telecommunications - 5.8%
Altice Financing SA 5% 1/15/28 (c)	11,280	11,562
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (c)	22,740	24,210
Cablevision Lightpath LLC:
3.875% 9/15/27 (c)	5,500	5,528
5.625% 9/15/28 (c)	4,350	4,459
Frontier Communications Corp.:
5% 5/1/28 (c)	19,575	20,297
5.875% 10/15/27 (c)	10,375	11,150
6.75% 5/1/29 (c)	12,535	13,166
GTT Communications, Inc. 7.875% 12/31/24 (c)	1,110	400
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (d)	31,470	21,872
8% 2/15/24 (c)	20,755	21,274
8.5% 10/15/24 (c)(d)	21,405	15,465
9.75% 7/15/25 (c)(d)	36,315	26,328
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (c)	11,285	12,163
Level 3 Financing, Inc. 3.75% 7/15/29 (c)	20,250	20,361
Millicom International Cellular SA 4.5% 4/27/31 (c)	1,725	1,829
NGL Energy Partners LP/NGL Energy Finance Corp. 7.5% 4/15/26	15,705	12,147
Qwest Corp. 7.25% 9/15/25	1,480	1,780
Sable International Finance Ltd. 5.75% 9/7/27 (c)	20,710	21,953
SBA Communications Corp.:
3.125% 2/1/29 (c)	13,305	13,272
3.875% 2/15/27	17,015	17,769
SFR Group SA:
5.5% 1/15/28 (c)	22,110	23,022
7.375% 5/1/26 (c)	100,065	104,869
8.125% 2/1/27 (c)	7,635	8,437
Sprint Capital Corp.:
6.875% 11/15/28	76,454	98,148
8.75% 3/15/32	66,716	101,909
Sprint Corp. 7.625% 3/1/26	10,895	13,428
T-Mobile U.S.A., Inc.:
2.25% 2/15/26	16,895	17,064
2.625% 2/15/29	16,895	16,983
2.875% 2/15/31	26,040	26,281
Uniti Group, Inc. 7.875% 2/15/25 (c)	17,650	18,946
Windstream Escrow LLC 7.75% 8/15/28 (c)	31,630	32,025
Zayo Group Holdings, Inc. 4% 3/1/27 (c)	17,180	17,228
		755,325
Utilities - 3.2%
Clearway Energy Operating LLC 4.75% 3/15/28 (c)	6,920	7,448
NextEra Energy Partners LP:
4.25% 7/15/24 (c)	6,610	7,007
4.25% 9/15/24 (c)	428	457
NRG Energy, Inc.:
3.375% 2/15/29 (c)	5,145	5,263
3.625% 2/15/31 (c)	10,215	10,624
5.75% 1/15/28	9,410	10,231
6.625% 1/15/27	26,747	28,101
Pacific Gas & Electric Co.:
3.45% 7/1/25	2,868	3,100
3.75% 7/1/28	2,868	3,146
3.75% 8/15/42	10,400	10,295
3.95% 12/1/47	53,930	54,194
4% 12/1/46	24,380	24,596
4.25% 3/15/46	2,400	2,508
4.3% 3/15/45	5,995	6,285
4.55% 7/1/30	60,820	69,417
4.95% 7/1/50	60,820	69,073
PG&E Corp.:
5% 7/1/28	22,000	23,603
5.25% 7/1/30	8,330	9,163
Pike Corp. 5.5% 9/1/28 (c)	8,695	8,978
Vistra Operations Co. LLC:
5% 7/31/27 (c)	22,585	23,775
5.5% 9/1/26 (c)	3,485	3,623
5.625% 2/15/27 (c)	28,195	29,743
		410,630

TOTAL NONCONVERTIBLE BONDS		7,725,379

TOTAL CORPORATE BONDS
(Cost $7,292,225)		7,741,966
	Shares	Value (000s)

Common Stocks - 20.0%
Air Transportation - 0.2%
Air Canada (h)	1,502,900	23,529
Automotive & Auto Parts - 0.1%
Allison Transmission Holdings, Inc.	249,600	10,159
Exide Technologies (b)	385	250
Exide Technologies (b)(h)	9,824	10
Exide Technologies (b)(h)	580,031	0
Motors Liquidation Co. GUC Trust (h)	11,464	3
UC Holdings, Inc. (b)(h)	677,217	7,090

TOTAL AUTOMOTIVE & AUTO PARTS		17,512

Broadcasting - 0.3%
iHeartMedia, Inc. (h)	104	2
Nexstar Broadcasting Group, Inc. Class A	329,429	37,446

TOTAL BROADCASTING		37,448

Building Materials - 0.3%
Carrier Global Corp.	981,100	37,772
Cable/Satellite TV - 0.3%
Altice U.S.A., Inc. Class A (h)	1,146,900	40,795
Capital Goods - 1.0%
Fortive Corp.	347,400	22,956
Thermo Fisher Scientific, Inc.	98,300	50,104
Zebra Technologies Corp. Class A (h)	144,100	55,886

TOTAL CAPITAL GOODS		128,946

Chemicals - 0.6%
Albemarle Corp. U.S.	161,900	26,335
CF Industries Holdings, Inc.	608,800	25,192
The Chemours Co. LLC	1,144,240	30,139

TOTAL CHEMICALS		81,666

Consumer Products - 0.4%
Reddy Ice Holdings, Inc. (b)(h)	496,439	0
Reddy Ice Holdings, Inc. (b)(h)	199,717	11
Tempur Sealy International, Inc. (h)	2,160,700	57,042

TOTAL CONSUMER PRODUCTS		57,053

Containers - 0.4%
Berry Global Group, Inc. (h)	342,000	16,885
WestRock Co.	660,100	27,348

TOTAL CONTAINERS		44,233

Diversified Financial Services - 0.5%
ACNR Holdings, Inc. (b)	37,965	262
MasterCard, Inc. Class A	97,500	30,838
OneMain Holdings, Inc.	806,800	37,565
Penson Worldwide, Inc. Class A (b)(h)	10,322,034	0
PJT Partners, Inc.	5,092	351

TOTAL DIVERSIFIED FINANCIAL SERVICES		69,016

Energy - 2.0%
Array Technologies, Inc.	208,059	8,480
California Resources Corp. (h)(i)	5,873,341	135,615
California Resources Corp. warrants 10/27/24 (h)	57,076	224
Chaparral Energy, Inc.:
Series A warrants 10/1/24 (b)(h)	392	1
Series B warrants 10/1/25 (b)(h)	392	1
Denbury, Inc. (h)(i)	2,901,417	83,010
Denbury, Inc. warrants 9/18/25 (h)	439,788	3,804
EP Energy Corp. (b)	841,775	16,777
Extraction Oil & Gas, Inc. (h)	50,742	1,421
Forbes Energy Services Ltd. (h)	193,218	14
Goodrich Petroleum Corp.(h)	129,527	1,253
Harvest Oil & Gas Corp.	25,482	489
Jonah Energy LLC (b)	304,505	4,568
Sanchez Energy Corp. (b)	317,026	5,072
Unit Corp. (h)	35,664	327
Whiting Petroleum Corp. (h)	130,440	2,653

TOTAL ENERGY		263,709

Entertainment/Film - 0.1%
New Cotai LLC/New Cotai Capital Corp. (a)(b)	3,366,627	13,467
Environmental - 0.4%
Darling Ingredients, Inc. (h)	909,117	56,374
Food & Drug Retail - 0.1%
Southeastern Grocers, Inc. (b)(h)	793,345	12,083
Food/Beverage/Tobacco - 0.4%
JBS SA	12,343,900	54,552
Gaming - 2.8%
Boyd Gaming Corp.	1,088,300	49,148
Caesars Entertainment, Inc. (h)	1,722,336	121,235
MGM Resorts International	528,500	15,094
Penn National Gaming, Inc. (h)	1,563,800	162,197
Studio City International Holdings Ltd. ADR (h)	695,700	9,949

TOTAL GAMING		357,623

Healthcare - 1.7%
Bristol-Myers Squibb Co.	274,100	16,838
Charles River Laboratories International, Inc. (h)	112,000	29,014
Encompass Health Corp.	34	3
HCA Holdings, Inc.	154,200	25,054
Humana, Inc.	71,000	27,201
IQVIA Holdings, Inc. (h)	344,400	61,234
Regeneron Pharmaceuticals, Inc. (h)	63,600	32,044
Rotech Healthcare, Inc. (b)(h)	185,710	1,933
UnitedHealth Group, Inc.	92,600	30,890

TOTAL HEALTHCARE		224,211

Homebuilders/Real Estate - 0.2%
American Tower Corp.	11,612	2,640
Arthur J. Gallagher & Co.	196,100	22,632

TOTAL HOMEBUILDERS/REAL ESTATE		25,272

Metals/Mining - 0.2%
Elah Holdings, Inc. (h)	906	72
First Quantum Minerals Ltd.	1,544,300	25,723

TOTAL METALS/MINING		25,795

Services - 0.6%
ASGN, Inc. (h)	226,400	18,771
Novus Holdings Ltd. (h)	100,408	6
Penhall Acquisition Co.:
Class A (b)(h)	26,163	1,962
Class B (b)(h)	8,721	654
United Rentals, Inc. (h)	98,494	23,935
Visa, Inc. Class A	158,440	30,619

TOTAL SERVICES		75,947

Steel - 0.0%
Algoma Steel GP (b)(h)	198,162	0
Algoma Steel SCA (b)(h)	198,162	0

TOTAL STEEL		0

Super Retail - 0.5%
Amazon.com, Inc. (h)	9,600	30,780
Arena Brands Holding Corp. Class B (a)(b)(h)	659,302	2,571
Lowe's Companies, Inc.	187,000	31,201

TOTAL SUPER RETAIL		64,552

Technology - 4.7%
Adobe, Inc. (h)	134,800	61,842
Alphabet, Inc. Class A (h)	36,500	66,699
CDW Corp.	131,500	17,313
EPAM Systems, Inc. (h)	121,500	41,848
Facebook, Inc. Class A (h)	204,800	52,906
Global Payments, Inc.	227,524	40,163
GoDaddy, Inc. (h)	246,400	19,362
Lam Research Corp.	134,500	65,091
Microchip Technology, Inc.	251,300	34,204
Micron Technology, Inc. (h)	287,700	22,518
Microsoft Corp.	308,500	71,560
Oak Street Health, Inc. (h)	17,400	903
ON Semiconductor Corp. (h)	1,003,538	34,612
PayPal Holdings, Inc. (h)	202,700	47,495
SS&C Technologies Holdings, Inc.	426,282	26,805
Vontier Corp. (h)	115,960	3,761

TOTAL TECHNOLOGY		607,082

Telecommunications - 1.2%
Alibaba Group Holding Ltd. sponsored ADR (h)	109,200	27,718
Palo Alto Networks, Inc. (h)	103,500	36,303
T-Mobile U.S., Inc.	505,300	63,708
Tencent Holdings Ltd. sponsored ADR	332,900	29,731

TOTAL TELECOMMUNICATIONS		157,460

Transportation Ex Air/Rail - 0.2%
Tricer Holdco SCA:
Class A1 (a)(b)(h)	598,287	1
Class A2 (a)(b)(h)	598,287	1
Class A3 (a)(b)(h)	598,287	1
Class A4 (a)(b)(h)	598,287	1
Class A5 (a)(b)(h)	598,287	1
Class A6 (a)(b)(h)	598,287	1
Class A7 (a)(b)(h)	598,287	1
Class A8 (a)(b)(h)	598,287	1
Class A9 (a)(b)(h)	598,287	1
U.S. Shipping Partners Corp. (b)(h)	51,736	0
U.S. Shipping Partners Corp. warrants 12/31/29 (b)(h)	484,379	0
XPO Logistics, Inc. (h)	176,900	19,532

TOTAL TRANSPORTATION EX AIR/RAIL		19,541

Utilities - 0.8%
NRG Energy, Inc.	863,100	35,741
PG&E Corp.(h)	3,288,096	37,583
Portland General Electric Co.	14,817	627
Vistra Corp.	1,139,700	22,760

TOTAL UTILITIES		96,711

TOTAL COMMON STOCKS
(Cost $1,730,425)		2,592,349

Nonconvertible Preferred Stocks - 0.0%
Automotive & Auto Parts - 0.0%
Exide Technologies (b)	858	799
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (b)	13,212	1,652
Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA (a)(b)(h)	287,159,690	97
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $12,701)		2,548
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 3.5%
Air Transportation - 0.1%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7539% 4/8/26 (e)(f)(j)	2,611	2,503
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7539% 4/4/26 (e)(f)(j)	1,404	1,346
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (e)(f)(j)	3,490	3,651

TOTAL AIR TRANSPORTATION		7,500

Automotive & Auto Parts - 0.2%
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 12/16/25 (e)(f)(j)	865	884
Truck Hero, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 1/20/28 (e)(f)(j)(k)	2,135	2,136
Wand NewCo 3, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1208% 2/5/26 (e)(f)(j)	18,216	18,029

TOTAL AUTOMOTIVE & AUTO PARTS		21,049

Banks & Thrifts - 0.1%
Citadel Securities LP Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 0% 2/27/28 (e)(f)(j)(k)	9,845	9,792
3 month U.S. LIBOR + 2.750% 2.8968% 2/27/26 (e)(f)(j)	3,616	3,596

TOTAL BANKS & THRIFTS		13,388

Broadcasting - 0.0%
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.894% 9/19/26 (e)(f)(j)	3,835	3,834
Building Materials - 0.0%
ACProducts, Inc. 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 8/13/25 (e)(f)(j)	4,641	4,750
Cable/Satellite TV - 0.0%
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1265% 10/22/26 (e)(f)(j)	2,140	2,157
Consumer Products - 0.2%
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 12/22/26 (e)(f)(j)(k)	22,200	22,177
Containers - 0.0%
Tricorbraun Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 1/29/28 (e)(f)(j)(k)	2,274	2,262
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.250% 0% 1/29/28 (e)(f)(j)(k)	511	509

TOTAL CONTAINERS		2,771

Diversified Financial Services - 0.0%
ACNR Holdings, Inc. term loan 17% 9/21/27 (b)(e)(j)	4,342	4,342
New Cotai LLC 1LN, term loan 3 month U.S. LIBOR + 12.000% 14% 9/9/25 (b)(e)(f)(j)	922	922

TOTAL DIVERSIFIED FINANCIAL SERVICES		5,264

Diversified Media - 0.1%
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.7539% 2/10/27 (e)(f)(j)	8,489	8,460
Energy - 0.9%
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 9% 6/9/24 (d)(e)(f)(j)	82,975	100,645
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (e)(f)(j)	1,387	1,297
EG America LLC 2LN, term loan 3 month U.S. LIBOR + 8.000% 9% 3/23/26 (e)(f)(j)	5,815	5,699
Forbes Energy Services LLC Tranche B, term loan 18% 4/13/21 (b)(e)(j)	2,190	2,206
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 5/11/20 (b)(d)(e)(f)(j)	5,861	0
term loan 3 month U.S. LIBOR + 0.000% 7.25% 5/11/20 (b)(d)(e)(f)(j)	2,528	0

TOTAL ENERGY		109,847

Healthcare - 0.4%
Milano Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (e)(f)(j)	6,120	6,132
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1875% 6/13/26 (e)(f)(j)	43,134	43,158
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1208% 6/1/25 (e)(f)(j)	1,680	1,680

TOTAL HEALTHCARE		50,970

Hotels - 0.1%
Travelport Finance Luxembourg SARL 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.2539% 5/30/26 (e)(f)(j)	9,246	6,915
Services - 0.2%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (e)(f)(j)	6,055	5,776
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6208% 1/23/27 (e)(f)(j)	2,219	2,199
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (e)(f)(j)	7,977	7,971
Sotheby's 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 1/3/27 (e)(f)(j)	11,113	11,159

TOTAL SERVICES		27,105

Technology - 0.6%
athenahealth, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 2/11/26 (e)(f)(j)(k)	2,225	2,231
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.3708% 10/2/25 (e)(f)(j)	36,275	36,201
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1208% 10/31/26 (e)(f)(j)	1,139	1,140
CPI Holdco LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.1208% 11/4/26 (e)(f)(j)	596	596
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8708% 9/29/24 (e)(f)(j)	4,091	4,100
ON Semiconductor Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1208% 9/19/26 (e)(f)(j)	7,747	7,759
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 0% 1/31/27 (e)(f)(j)(k)	4,221	4,208
UKG, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.75% 5/3/26 (e)(f)(j)	10,977	11,017
Ultimate Software Group, Inc. 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (e)(f)(j)	2,310	2,385
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.1208% 2/28/27 (e)(f)(j)	2,337	2,333
Web.com Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8708% 10/11/25 (e)(f)(j)	11,054	11,023

TOTAL TECHNOLOGY		82,993

Telecommunications - 0.4%
Connect Finco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/12/26 (e)(f)(j)	8,982	8,992
Frontier Communications Corp. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 10/8/21 (e)(f)(j)	1,575	1,574
GTT Communications, Inc.:
1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 12/31/21 (e)(f)(j)	1,711	1,677
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3% 5/31/25 (e)(f)(j)	25,660	20,301
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 12/31/21 (e)(f)(j)(l)	2,987	2,928
Intelsat Jackson Holdings SA Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 7/13/22 (e)(f)(j)	5,148	5,228
Securus Technologies Holdings Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (e)(f)(j)	7,062	6,414
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1208% 3/9/27 (e)(f)(j)	7,821	7,768

TOTAL TELECOMMUNICATIONS		54,882

Utilities - 0.2%
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.75% 6/23/25 (e)(f)(j)	27,367	27,586
TOTAL BANK LOAN OBLIGATIONS
(Cost $418,146)		451,648

Preferred Securities - 8.1%
Banks & Thrifts - 7.1%
Bank of America Corp.:
5.125% (e)(m)	36,030	38,012
5.2% (e)(m)	61,440	63,913
5.875% (e)(m)	102,630	113,608
6.25% (e)(m)	28,555	31,604
Citigroup, Inc.:
4.7% (e)(m)	15,285	15,629
5% (e)(m)	60,300	62,524
5.9% (e)(m)	27,015	28,171
5.95% (e)(m)	51,015	53,718
6.3% (e)(m)	5,610	5,998
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 3.920% 4.1279% (e)(f)(m)	31,615	31,466
4.4% (e)(m)	8,035	8,246
4.95% (e)(m)	13,335	14,110
5% (e)(m)	70,565	70,000
Huntington Bancshares, Inc. 5.7% (e)(m)	12,990	13,185
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.5575% (e)(f)(m)	43,545	43,150
3 month U.S. LIBOR + 3.800% 4.0144% (e)(f)(m)	16,855	16,888
4% (e)(m)	34,340	34,297
4.6% (e)(m)	23,365	24,043
5% (e)(m)	30,845	32,536
6% (e)(m)	69,385	72,490
6.125% (e)(m)	17,585	19,004
6.75% (e)(m)	8,330	9,366
Wells Fargo & Co.:
5.875% (e)(m)	50,420	56,155
5.9% (e)(m)	63,075	66,568

TOTAL BANKS & THRIFTS		924,681

Energy - 1.0%
DCP Midstream Partners LP 7.375% (e)(m)	15,260	12,971
Energy Transfer Partners LP:
6.25% (e)(m)	70,123	56,800
6.625% (e)(m)	27,290	23,333
MPLX LP 6.875% (e)(m)	30,450	29,993
Summit Midstream Partners LP 9.5% (e)(m)	2,912	1,056

TOTAL ENERGY		124,153

Homebuilders/Real Estate - 0.0%
Odebrecht Finance Ltd. 7.5% (c)(d)(m)	2,940	164
TOTAL PREFERRED SECURITIES
(Cost $1,027,606)		1,048,998
	Shares	Value (000s)

Money Market Funds - 8.7%
Fidelity Cash Central Fund 0.09% (n)
(Cost $1,134,851)	1,134,670,024	1,134,897
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $11,615,954)		12,972,406
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,508)
NET ASSETS - 100%		$12,968,898

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,003,000 or 0.2% of net assets.

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,953,210,000 or 38.2% of net assets.

 (d) Non-income producing - Security is in default.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Non-income producing

 (i) Affiliated company

 (j) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (k) The coupon rate will be determined upon settlement of the loan after period end.

 (l) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $2,987,000 and $2,928,000, respectively.

 (m) Security is perpetual in nature with no stated maturity date.

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$21,592
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/15/21	$5,859
New Cotai LLC/New Cotai Capital Corp.	9/11/20	$16,677
Tricer Holdco SCA	10/16/09 - 12/30/17	$10,248
Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	$1,654

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$471
Fidelity Securities Lending Cash Central Fund	66
Total	$537

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
California Resources Corp.	$--	$20,267	$20,267	$--	$--	$--	$--
California Resources Corp.	--	44,470	3,374	--	(99,768)	(27,731)	135,615
Denbury, Inc.	--	--	11,481	--	(15,143)	(10,668)	83,010
Total	$--	$64,737	$35,122	$--	$(114,911)	$(38,399)	$218,625

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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